Investments (Details) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 02, 2025	Dec. 31, 2024	Sep. 30, 2024
Investments [Line Items]
Exercise price (in Dollars per share)	$ 2.96	$ 2.96
Purchased warrants (in Shares)	4,000,000	4,000,000
Share price (in Dollars per share)	$ 1	$ 1			$ 0.73
Investments and cash	$ 4,000,000	$ 4,000,000
Investments carrying value	8,080,000	8,080,000
Unrealized gain on equity securities	4,080,000	4,080,000
Class B Common Stock [Member]
Investments [Line Items]
Purchased warrants (in Shares)			1
Investments carrying value	$ 8,080,000	$ 8,080,000
Class B Common Stock [Member] | Securities Purchase Agreement [Member]
Investments [Line Items]
Exercise price (in Dollars per share)	$ 0.0001	$ 0.0001
CleanCore'S [Member] | Minimum [Member]
Investments [Line Items]
Beneficial ownership percentage	4.99%	4.99%
CleanCore'S [Member] | Maximum [Member]
Investments [Line Items]
Beneficial ownership percentage	9.99%	9.99%